Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long term debt, net - related party		$ 6,000
General Partner unit	0	348,570
Limited Partners - Common units issued		55,909,665
Limited Partners - Common units outstanding		55,039,143
Treasury Units		870,522
Common Stock, Shares, Outstanding	58,387,313	55,039,143
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares, Issued	59,938,374
Common Stock, Shares, Outstanding	58,387,313